Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Segment Disclosures
Schedule Of Geographical Information Of Company's Non-current Assets
	December 31, 2021			December 31, 2020
	Canada	USA	Total	Canada	USA	Total

Mineral property interests	$20,341	$3,440	$23,781	$12,024	$3,796	$15,820
Leasehold improvements and equipment	44	-	44	83	-	83